Active Bear ETF (Prospectus Summary) | Active Bear ETF
ACTIVE BEAR ETF
INVESTMENT OBJECTIVE
The Active Bear ETF (the "Fund") seeks capital appreciation through short sales of domestically traded equity securities.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Active Bear ETF
MANAGEMENT FEES		1.50%
DISTRIBUTION (12b-1) FEES		none
TOTAL OTHER EXPENSES		1.66%
Short Interest Expense		1.44%
OTHER EXPENSES		0.22%
ACQUIRED FUND FEES AND EXPENSES	[1]	0.13%
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	3.29%
[1]	As a shareholder in certain Underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including ETNs and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights(and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Active Bear ETF	332	1,013	1,717	3,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal period, the Fund's portfolio turnover rate was 635% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Ranger Alternative Management, L.P. (the "Sub-Advisor") seeks to achieve the

Fund's investment objective by short selling a portfolio of liquid mid- and large-cap U.S. exchange-traded equity securities, exchange-traded funds ("ETFs")

registered pursuant to the Investment Company Act of 1940 (the "1940 Act"),

exchange-traded notes ("ETNs") and other exchange-traded products ("ETPs"). The

Sub-Advisor implements a bottom-up, fundamental, research driven security selection process that seeks to identify securities with low earnings quality or aggressive accounting that may tend to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition to these issues, the Sub-Advisor seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward earnings outlook. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less for investment purposes and to cover its short positions.

In addition to extensive quantitative analysis, careful consideration is given to qualitative analysis. The assessment of the management team, accounting practices, corporate governance and the company's competitive advantage are all key items. Once these quantitative and qualitative characteristics are thoroughly analyzed, the Sub-Advisor then determines if there is sufficient return to the stock price to warrant an investment. Once a position is included in the Fund's portfolio, it is subject to regular fundamental and technical risk management review. This continual review process seeks to identify problem positions early and enhances performance by removing them before they become significant issues for the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

  o  Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the

     "Exchange") may result in a shareholder's inability to buy or sell shares of the Fund on that day.

  o  Equity Risk. The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

  o  Exchange-Traded Vehicle Risk. The Fund may invest in (or short) ETFs, ETNs and

     ETPs. Through its short positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could increase. In addition, certain of the ETPs, ETFs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

  o  Fixed Income Risk. The Fund may be exposed to fixed income risk through its short positions in ETFs and ETPs that primarily invest in, or have exposure to, fixed income securities. The value of an ETF's or ETP's portfolio of fixed income securities will change in response to interest rate changes and other factors, such as the perception of the issuers' creditworthiness.

  o  Issuer Risk. From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer's securities may appreciate in value.

  o  Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker"

     rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

  o  Market Risk. Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

  o  Mid-Cap and Large-Cap Risk. The Fund is subject to the risk that medium and large-cap stocks may outperform other segments of the equity market or the equity market as a whole.

  o  Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise,

     any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.

  o  Trading Risk.  Shares of the Fund may trade below their net asset value

     ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;

however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at

www.advisorshares.com.